Sensitivity analysis for financial assets classified as Level 3 (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Sensitivity Analysis Scenario 1 [Member] | Impact on shareholders' equity [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	R$ (5)	R$ (6)
Price indexes	(82)
Exchange coupon	(5)
Foreign currency	162
Equities	5,990	(4,653)
Sensitivity Analysis Scenario 1 [Member] | Impact on income [Member]
IfrsStatementLineItems [Line Items]
Price indexes		(16)
Equities	3,453	(1,652)
Sensitivity Analysis Scenario 2 [Member] | Impact on shareholders' equity [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(1,098)	(1,397)
Price indexes	(11,879)
Exchange coupon	(665)
Foreign currency	4,055
Equities	149,743	(116,323)
Sensitivity Analysis Scenario 2 [Member] | Impact on income [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais		(31)
Price indexes	(15)	(2,015)
Equities	86,317	(41,311)
Sensitivity Analysis Scenario 3 [Member] | Impact on shareholders' equity [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(2,058)	(2,503)
Price indexes	(22,007)
Exchange coupon	(1,293)
Foreign currency	8,110
Equities	299,485	(232,647)
Sensitivity Analysis Scenario 3 [Member] | Impact on income [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais		(60)
Price indexes	(29)	(3,898)
Equities	R$ 172,633	R$ (82,622)